Cover	Dec. 31, 2024	Dec. 02, 2024
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 02, 2024
Entity Registrant Name		WESTWOOD HOLDINGS GROUP, INC.
Entity Tax Identification Number		75-2969997
Entity Incorporation, State or Country Code		DE
Entity File Number		001-31234
Entity Address, Address Line One		200 Crescent Court, Suite 1200
Entity Address, City or Town		Dallas
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75201
City Area Code		(214)
Local Phone Number		756-6900
Written Communications		false
Soliciting Material		false
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Title of 12(b) Security		Common stock, par value $0.01 per share
Trading Symbol		WHG
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001165002
Amendment Flag		false
Current Fiscal Year End Date	--12-31